Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of Related Party Transactions [Line Items]
Schedule Of Related Party Transactions Income Expenses
The following table summarizes our transactions with related parties for the six months ended June 30, 2019 and 2020:

	June 30, 2019	June 30, 2020
	(in thousands)
Net income / (expenses)
Luna Pool Agency Ltd	$—	$7,045
Ocean Yield Malta Limited	—	(1,122)

Total	$—	$5,923

Schedule Of Balances Due To And From Related Parties
The following table sets out the balances with related parties at December 31, 2019 and June 30, 2020:

	December 31, 2019	June 30, 2020
	(in thousands)
Receivables / (payables)
Luna Pool Agency Ltd	$—	$(846)
Ocean Yield Malta Limited	(68,506)	(64,619)

Total	$(68,506)	$(65,465)

Luna Pool Agency Limited [Member]
Disclosure of Related Party Transactions [Line Items]
Disclosure Of Operating Results On Account Of Related Party Transactions
The following table summarizes our net income generated from our participation in the Luna Pool for the six months ended June 30, 2020:

Six months ended June 30, 2020
(in thousands)
Income / (expenses)
Time and Voyage Charter Revenues	$10,246
Voyage charter revenues from Luna Pool collaborative arrangements	2,596
Brokerage Commissions	(170)
Voyage Expenses	(2,701)
Voyage Expenses - Luna Pool collaborative arrangements	(3,043)

Total net operating income from the Luna Pool	6,928
Other Income	117

Total net income from the Luna Pool	$7,045

Disclosure Details Of Balance Due From To Related Parties
The Company’s related party balances with the Luna Pool consisted of the following at June 30, 2020:

June 30, 2020
(in thousands)
Receivables / (payables)
Management fee due from Luna Pool	$117
Trade receivables	793
Trade payables	(1,309)
Accrued expenses and other liabilities	(447)

Total liabilities	$(846)

Ocean Yield Malta Limited [Member]
Disclosure of Related Party Transactions [Line Items]
Disclosure Of Operating Results On Account Of Related Party Transactions
The Company’s related party transactions with Ocean Yield Malta Limited consisted of the following for the six months ended June 30, 2019 and 2020:

	Six months ended June 30, 2019	Six months ended June 30, 2020
	(in thousands)
Income / (expenses)
General and Administrative expenses	$—	$(9)
Interest Expense	—	(1,113)

Total	$—	$(1,122)

Disclosure Details Of Balance Due From To Related Parties
The Company’s related party balances with Ocean Yield Malta Limited consisted of the following at December 31, 2019 and June 30, 2020:

	December 31, 2019	June 30, 2020
	(in thousands)
Receivables / (payables)
Accrued interest and trade payables	$(451)	$(291)
Navigator Aurora Facility, net of deferred financing costs	(68,052)	(64,325)
Other non-current payables	(3)	(3)

Total liabilities	$(68,506)	$(64,619)